Derivative Instruments (Effect of the Derivatives Not Designated as Hedges Results of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Derivative [Line Items]
Unrealized Gain (Loss) on Derivatives	$ (1,515)	$ 538	$ (3,420)	$ (1,850)
[OilAndGasCommodityDerivativesMember] | [OilReservesMember]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount
[OilAndGasCommodityDerivativesMember] | [NaturalGasReservesMember]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount
[NondesignatedMember] | [OilAndGasCommodityDerivativesMember]
Derivative [Line Items]
Unrealized Gain (Loss) on Derivatives	(1,515)	538	(3,420)	(1,850)
[NondesignatedMember] | [EmbeddedDerivativeFinancialInstrumentsMember]
Derivative [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 311	$ 12,543	$ 1,242	$ 12,948